Inventories	12 Months Ended
Dec. 31, 2014
Inventories

6. INVENTORIES

The components of inventories are as follows:

	December 31
	2013	2014
	US$	US$
Finished goods	9,117	9,787
Work in process	17,218	20,835
Raw materials	7,331	13,454

	33,666	44,076

The Company wrote down US$1,631 thousand, US$2,503 thousand and US$4,561 thousand in 2012, 2013 and 2014, respectively, for estimated obsolete or unmarketable inventory.